SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021
Property, Plant and Equipment
Property, plant and equipment	$ 1,379,968	$ 1,212,113
Accumulated amortization	$ 690,986	623,093
Land Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	5 years
Land Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	15 years
Building and Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	10 years
Building and Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	32 years
Machinery, Equipment and Office Furniture | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years
Machinery, Equipment and Office Furniture | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	20 years
Software costs
Property, Plant and Equipment
Property, plant and equipment	$ 5,700	6,000
Accumulated amortization	$ 5,400	$ 5,300